PREPAYMENTS (Tables)	12 Months Ended
Jun. 30, 2023
PREPAYMENTS [Abstract]
PREPAYMENTS

	2023	2022
	US$	US$
Current
Other prepayments	588,395	144,183
Total current prepayments	588,395	144,183

Non-current
Blacksand option prepayments(1)	3,000,000	-
Total non-current prepayments	3,000,000	-

Total prepayments	3,588,395	144,183
Notes:
(1)
At June 30, 2023, the Group had an exclusive option to purchase certain assets (including all intellectual property rights) of Blacksand Technology, LLC (“Blacksand”). Blacksand holds the exclusive commercial licensing rights for more than 40 global patents through a license agreement with the University of Utah including the global patents for patented technologies that can produce low-cost and low-carbon titanium metal. The Group can exercise its option any time prior to 31 December 2024 (“Option Period”). As consideration for the option, IperionX shall make option payments to Blacksand totalling US$6,000,000 during the Option Period (US$1,500,000 payable by January 2023, July 2023, January 2024 and July 2024). These prepayments represent the first two option payments to Blacksand, paid in December 2022 and June 2023. Refer Note 21 for further details.